UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03721
BNY Mellon Intermediate Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Intermediate Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Ticker – DITEX
This annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.	$64	0.63%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s returned 2.06%.
  In comparison, the Bloomberg Municipal Bond: 7 Year Index (6-8) (the “Index”) returned 4.24% for the same period.
What affected the Fund’s performance?
  The municipal bond market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  The Fund’s performance relative to the Index benefited from yield curve positioning and security selection among airport, education and local general obligation bonds.
  Relative performance suffered due to the Fund’s relatively long duration posture as rates increased. Security selection further detracted, especially among public power, transportation and health care bonds.
  Sector allocation modestly detracted as well, due to the Fund’s emphasis on revenue bonds versus general obligation bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond: 7 Year Index (6-8) on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
	1YR	5YR	10YR
BNY Mellon Intermediate Municipal Bond Fund, Inc.	2.06%	0.68%	1.80%
Bloomberg U.S. Municipal Bond Index (broad-based index)	2.03%	0.55%	2.13%
Bloomberg Municipal Bond: 7 Year Index (6-8)	4.24%	0.80%	2.08%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$366	189	$1,727,284	25.19%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

Medical 11.6%
General Obligation 11.3%
Airport 10.5%
School District 8.6%
Power 8.1%
Water & Sewer 8.0%
Tobacco Settlement 4.0%
Education 3.6%
Transportation 3.0%
Development 2.9%
Nursing Homes 2.8%
Student Loan 1.2%
Housing 1.0%
Net Other Assets and Liabilities 23.4%

State Allocation (Based on Net Assets)

Pennsylvania
9.1%
Illinois
7.9%
Texas
6.9%
New York
6.6%
Washington
6.1%
Wisconsin
5.5%
Michigan
4.8%
Alabama
4.0%
Florida
3.8%
Ohio
3.6%
New Jersey
3.5%
California
2.9%
Georgia
2.6%
Utah
2.2%
Connecticut
2.2%
Arizona
2.1%
South Carolina
2.1%
Indiana
2.0%
Oregon
2.0%
Massachusetts
1.7%
Maryland
1.7%
Virginia
1.5%
Colorado
1.4%
Missouri
1.4%
Tennessee
1.1%
Kentucky
1.0%
Net Other Assets and Liabilities
10.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0947AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,666 in 2024 and $38,419 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $13,094 in 2024 and $14,322 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,503 in 2024 and $8,860 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,586 in

2024 and $2,787 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,744,889 in 2024 and $1,560,693 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Intermediate Municipal Bond Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
Single Share	DITEX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Intermediate Municipal Bond Fund, Inc.
STATEMENT OF INVESTMENTS
May 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .6%
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	1,389,702	1,314,871
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	939,122	871,971
Total Bonds and Notes (cost $2,569,792)				2,186,842

Long-Term Municipal Investments — 98.2%
Alabama — 4.0%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,025,677
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,285,651
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2038	3,250,000	3,407,015
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2040	1,250,000	1,317,262
The Lower Alabama Gas District, Revenue Bonds (Gas Project)(a)	4.00	12/1/2025	3,500,000	3,492,332
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,102,228
				14,630,165
Arizona — 1.7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,425,398
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	3,225,000	3,177,567
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,573,779
				6,176,744
Arkansas — .4%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,550,755
California — 2.9%
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,403,537	1,303,817
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.00	11/1/2035	1,000,000	1,028,328
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.00	12/1/2031	1,000,000	1,008,962
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,152,200
San Bernardino Unified School District, COP	5.00	10/1/2040	2,800,000	3,035,829
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,029,176
				10,558,312
Colorado — 1.4%
Colorado Health Facilities Authority, Revenue Bonds, Refunding(a),(c)	5.00	11/19/2026	230,000	236,556
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000	1,044,931
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Ser. A(b)	5.00	4/1/2035	2,110,000	2,224,505
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,528,010
				5,034,002
Connecticut — 2.2%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,134,581
Connecticut, GO, Ser. A	4.00	1/15/2036	3,000,000	3,016,771
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home, Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,016,021
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	2,000,000	2,004,006
				8,171,379

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
Delaware — .3%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,251,821
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,084,574
Florida — 3.8%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,014,583
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000	1,614,141
Florida Municipal Power Agency, Revenue Bonds (Requirements Power Supply Project)	5.00	10/1/2030	1,250,000	1,255,686
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,233,098
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000	1,678,575
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,806,113
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,524,561
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	750,000	730,658
				13,857,415
Georgia — 2.6%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000	1,371,747
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,177,490
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,060,728
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,664,848
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,090,427
				9,365,240
Hawaii — .9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,554,480
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,668,360
				3,222,840
Illinois — 7.9%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	956,498
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	2,844,926
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,554,261
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,589,910
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,019,569
Chicago Park District, GO, Refunding (Personal Property Replacement) Ser. E	4.00	1/1/2034	1,115,000	1,111,655
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,408,500
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,570,225
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,288,157
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,318,092
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,140,046
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2035	1,750,000	1,725,050
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,773,455
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,628,975

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
Illinois — 7.9% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,869,947
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,051,941
				28,851,207
Indiana — 2.0%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,252,723
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,513,454
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,441,998
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,199,797
				7,407,972
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(a),(c)	4.00	12/1/2032	1,000,000	1,058,440
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	494,650
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,011,073
				2,564,163
Kentucky — 1.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	4.00	6/1/2026	1,500,000	1,503,929
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	1,000,000	991,732
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,058,552
				3,554,213
Louisiana — .9%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,286,603
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	980,815
				3,267,418
Maryland — 1.7%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	2,350,000	2,400,712
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,506,949
Maryland Stadium Authority, Revenue Bonds (Insured; State Aid Intercept)	5.00	5/1/2037	2,090,000	2,159,603
				6,067,264
Massachusetts — 1.7%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,556,671
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	2,664,719
				6,221,390
Michigan — 4.8%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,578,070
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,318,862
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,049,247
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,638,352
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,292,433
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,054,129
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,545,880
				17,476,973
Minnesota — .2%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.25	6/1/2045	1,000,000	929,276

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
Missouri — 1.4%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	3,715,298
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	1,270,000	1,270,000
				4,985,298
Nebraska — .9%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,073,676
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,110,870
				3,184,546
Nevada — .9%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,574,590
North Las Vegas, GO, Refunding, Ser. B	5.00	6/1/2032	1,000,000	1,107,242
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	520,554
				3,202,386
New Jersey — 3.5%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,360,000	1,377,383
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,473,407
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,645,386
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,054,264
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,051,592
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,202,132
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,181,388
				12,985,552
New York — 6.6%
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,450,000	1,377,412
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,208,875
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,168,617
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,243,945
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	983,745
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	174,466
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	595,450
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,449,332
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2035	3,850,000	3,978,821
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,000,138
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	4.25	6/30/2042	2,000,000	1,881,049
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.)	5.50	6/30/2043	800,000	831,169
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,116,425
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,038,060
				24,047,504
North Carolina — .8%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,400,678

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
North Carolina — 0.8% (continued)
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes, Inc. Obligated Group) Ser. A	5.00	10/1/2039	500,000	509,914
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)(a)	5.00	12/1/2028	1,000,000	1,057,020
				2,967,612
Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,184,851
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,500,000	1,471,976
Ohio, Revenue Bonds (Children’s Hospital Medical Center of Akron) Ser. B(a)	5.00	8/15/2032	1,000,000	1,085,765
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,742,571
Ohio Water Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2041	2,750,000	2,927,629
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,604,032
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,143,157
				13,159,981
Oklahoma — .8%
Grand River Dam Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	2,965,000	3,097,680
Oregon — 2.0%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,604,226
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,517,018
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,175,465
				7,296,709
Pennsylvania — 9.1%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,675,000	1,789,703
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,593,943
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	884,426
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2032	1,000,000	1,038,795
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,361,538
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,055,873
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000	3,328,655
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,018,717
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,383,618
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	1,080,000	1,177,214
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000	1,619,227
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,830,472
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,486,546
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,607,240
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,085,679
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,368,318
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,260
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,535,590
				33,175,814
South Carolina — 2.1%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,066,081

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
South Carolina — 2.1% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,636,678
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	978,105
				7,680,864
Tennessee — 1.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,085,072
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,526,329
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,427,381
				4,038,782
Texas — 6.9%
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,569,773
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	8/15/2035	1,000,000	1,072,565
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	3,750,000	3,852,008
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	7/1/2032	1,685,000	1,883,619
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2042	5,000,000	4,710,322
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,577,961
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2031	1,400,000	1,419,298
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,447,921
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	5,977,855
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2037	1,600,000	1,759,280
				25,270,602
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,547,260
Utah — 2.2%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,134,112
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,035,688
				8,169,800
Vermont — .5%
Vermont Student Assistance Corp., Revenue Bonds, Ser. A	5.00	6/15/2035	2,000,000	2,023,622
Virginia — 1.5%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	2,926,454
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,006,070
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,403,505
				5,336,029
Washington — 5.9%
Energy Northwest, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	7/1/2035	4,000,000	4,390,366
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,070,379
Kitsap County School District No. 100-C Bremerton, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,059,304
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,011,914
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,581,450
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	2,270,000	2,284,558

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.2% (continued)
Washington — 5.9% (continued)
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,368,323
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,634,477
				21,400,771
West Virginia — .5%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,825,000	1,815,634
Wisconsin — 5.5%
Milwaukee, GO (Insured; Assured Guaranty Municipal Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,628,070
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)	5.50	12/15/2028	550,000	550,000
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2036	4,500,000	4,534,928
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	655,317
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	677,871
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,250,000	1,256,723
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.00	6/15/2035	2,225,000	2,298,522
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,276,530
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,379,874
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,591,882
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,556,268
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	870,787
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,883,501
				20,160,273
Total Long-Term Municipal Investments (cost $370,266,518)				358,789,842
Total Investments (cost $372,836,310)			98.8%	360,976,684
Cash and Receivables (Net)			1.2%	4,563,831
Net Assets			100.0%	365,540,515

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $8,555,835 or 2.3% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	372,836,310	360,976,684
Cash		1,454,604
Interest receivable		5,583,164
Receivable for shares of Common Stock subscribed		5,740
Prepaid expenses		19,582
		368,039,774
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		158,519
Payable for investment securities purchased		2,034,680
Payable for shares of Common Stock redeemed		189,336
Directors’ fees and expenses payable		6,070
Other accrued expenses		110,654
		2,499,259
Net Assets ($)		365,540,515
Composition of Net Assets ($):
Paid-in capital		382,769,245
Total distributable earnings (loss)		(17,228,730)
Net Assets ($)		365,540,515
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		29,434,391
Net Asset Value Per Share ($)		12.42
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2025

Investment Income ($):
Interest Income	12,705,986
Expenses:
Management fee—Note 3(a)	1,727,284
Shareholder servicing costs—Note 3(b)	432,727
Professional fees	98,405
Directors’ fees and expenses—Note 3(c)	35,586
Registration fees	33,091
Chief Compliance Officer fees—Note 3(b)	24,505
Prospectus and shareholders’ reports	16,958
Custodian fees—Note 3(b)	8,476
Loan commitment fees—Note 2	8,470
Miscellaneous	43,593
Total Expenses	2,429,095
Less—reduction in fees due to earnings credits—Note 3(b)	(17,987)
Net Expenses	2,411,108
Net Investment Income	10,294,878
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,365,433)
Net change in unrealized appreciation (depreciation) on investments	(653,469)
Net Realized and Unrealized Gain (Loss) on Investments	(2,018,902)
Net Increase in Net Assets Resulting from Operations	8,275,976
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2025	2024
Operations ($):
Net investment income	10,294,878	10,410,943
Net realized gain (loss) on investments	(1,365,433)	(2,082,228)
Net change in unrealized appreciation (depreciation) on investments	(653,469)	2,700,321
Net Increase (Decrease) in Net Assets Resulting from Operations	8,275,976	11,029,036
Distributions ($):
Distributions to shareholders	(10,273,017)	(10,640,060)
Capital Stock Transactions ($):
Net proceeds from shares sold	11,446,550	11,827,611
Distributions reinvested	8,492,353	8,852,838
Cost of shares redeemed	(44,054,876)	(73,392,272)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,115,973)	(52,711,823)
Total Increase (Decrease) in Net Assets	(26,113,014)	(52,322,847)
Net Assets ($):
Beginning of Period	391,653,529	443,976,376
End of Period	365,540,515	391,653,529
Capital Share Transactions (Shares):
Shares sold	905,701	947,925
Shares issued for distributions reinvested	672,380	706,514
Shares redeemed	(3,488,379)	(5,865,000)
Net Increase (Decrease) in Shares Outstanding	(1,910,298)	(4,210,561)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.50	12.49	12.72	13.96	13.61
Investment Operations:
Net investment income(a)	.34	.31	.27	.27	.29
Net realized and unrealized gain (loss) on investments	(.08 )	.02	(.19 )	(1.19)	.39
Total from Investment Operations	.26	.33	.08	(.92 )	.68
Distributions:
Dividends from net investment income	(.34 )	(.31 )	(.28 )	(.27 )	(.28 )
Dividends from net realized gain on investments	-	(.01 )	(.03 )	(.05 )	(.05 )
Total Distributions	(.34 )	(.32 )	(.31 )	(.32 )	(.33 )
Net asset value, end of period	12.42	12.50	12.49	12.72	13.96
Total Return (%)	2.06	2.66	.69	(6.69)	5.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.71	.76	.75	.74
Ratio of net expenses to average net assets(b)	.63	.66 (c)	.70 (c)	.72 (c)	.74
Ratio of net investment income to average net assets(b)	2.68	2.49 (c)	2.12 (c)	2.00 (c)	2.07
Portfolio Turnover Rate	25.19	19.15	14.58	8.68	8.59
Net Assets, end of period ($ x 1,000)	365,541	391,654	443,976	494,066	577,833

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in

NOTES TO FINANCIAL STATEMENTS (continued)
accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,186,842	—	2,186,842
Municipal Securities	—	358,789,842	—	358,789,842
	—	360,976,684	—	360,976,684

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the

NOTES TO FINANCIAL STATEMENTS (continued)
United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,102,227, accumulated capital losses $6,312,402 and unrealized depreciation $12,018,555.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2025. The fund has $486,398 of short-term capital losses and $5,826,004 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2025 and May 31, 2024 were as follows: tax-exempt income $10,273,017 and $10,369,551, and ordinary income $0 and $270,509, respectively.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is

NOTES TO FINANCIAL STATEMENTS (continued)
charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended May 31, 2025, there was no expense reimbursement pursuant to the Agreement.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2025, the fund was charged $254,805 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $81,943 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9,511.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $8,476 pursuant to the custody agreement. These fees were offset by earnings credits of $8,476.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2025, the fund was charged $7,829 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2025, the fund was charged $24,505 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $139,835, Custodian fees of $1,500, Chief Compliance Officer fees of $2,880, Transfer Agent fees of $13,174 and Checkwriting fees of $1,130.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2025, amounted to $95,704,025 and $116,012,989, respectively.
At May 31, 2025, the cost of investments for federal income tax purposes was $372,995,239; accordingly, accumulated net unrealized depreciation on investments was $12,018,555, consisting of $1,165,877 gross unrealized appreciation and $13,184,432 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Intermediate Municipal Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”), including the statement of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended May 31, 2025 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form 1099-DIV, which will be mailed in early 2026.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $60,091.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0947NCSRAR0525

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Intermediate Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)